Equity (Details 1) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in equity [abstract]
Shares outstanding at the biginning of the period	329,608	329,608
Tresury shares	24,119	12,044
Long-Term Incentive Plan	3,067	3,200
Repurchase of common shares	(27,186)	(15,244)
Share cancellation	(23,930)
Shares outstanding at the end of the period	305,678	329,608